AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON August 30, 2004
                          Registration Nos.     2-92633
                                    811-04087
      ====================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                          Pre-Effective Amendment No.               [   ]

                   Post-Effective Amendment No.49          [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                       Amendment No. 52               [X]

                                EXETER FUND, INC.
                _________________________________________________
               (Exact name of registrant as specified in charter)

                                1100 Chase Square
                            Rochester, New York 14604
                _________________________________________________
               (Address of Principal Executive Offices) (Zip Code)

              (Registrant's Telephone Number, Including Area Code)

                                 (585) 325-6880

                                B. Reuben Auspitz
                              c/o Exeter Fund, Inc.
                                1100 Chase Square
                               Rochester, NY 14604

                     (Name and Address of Agent For Service)
                                   Copies to:
                            Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius, LLP
                                 1701 Market St.
                             Philadelphia, PA 19103

Approximate  Date  of  Proposed  Public  Offerings:  Continuous

It  is  proposed  that  this  filing  will  become  effective:
/   /  immediately  upon  filing  pursuant  to  paragraph  (b)
/  X  /  on  September  3,  2004  pursuant  to  paragraph  (b)
/   /  60  days  after  filing  pursuant  to  paragraph  (a)
/   /  on  [date]  pursuant  to  paragraph  (a)  of  Rule  485
/   /  75  days  after  filing  pursuant  to  paragraph  (a)(2)
/   /  on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485

If  appropriate,  check  the  following  box:
/ X / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Fund's Prospectuses relating to the Financial Services Series, Core Bond Series and Core Plus Bond Series are hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000751173-04-000041) on June 7, 2004.

The Fund's Statement of Additional Information relating to the Financial Services Series, Core Bond Series and Core Bond Plus Series is hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000751173-04-000041) on June 7, 2004.

The Fund's Part C is hereby incorporated by reference to Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000751173-04-000041) on June 7, 2004.




SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 49 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rochester and State of New York on the 30th day of August, 2004.


          Exeter  Fund,  Inc.
          (Registrant)



          By  /s/  B.  Reuben  Auspitz
                B.  Reuben  Auspitz
                President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 49 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 30th day of August 2004:



Signature                  Title                                                            Date
/s/ B. Reuben Auspitz
                           President, Principal Executive Officer, Director
B. Reuben Auspitz                                                                           August 30, 2004
/s/ Jeffrey S. Coons
                           Vice President
Jeffrey S. Coons                                                                            August 30, 2004

/s/ Martin F. Birmingham

(Christine Glavin)         Director
Martin F. Birmingham*                                                                       August 30, 2004

/s/ Harris H. Rusitzky

(Christine Glavin)         Director
Harris H. Rusitzky*                                                                         August 30, 2004

/s/ Peter L. Faber

(Christine Glavin)         Director                                                         August 30, 2004
Peter L. Faber*

/s/ Stephen B. Ashley

(Christine Glavin)         Director
Stephen B. Ashley*                                                                          August 30, 2004
/s/ Christine Glavin

Christine Glavin           Principal Financial Officer, Chief Financial Officer, Treasurer
                                                                                            August 30, 2004


*By:  Christine  Glavin,  Attorney in Fact. Pursuant to Power of Attorney dated November 21, 2002. See File
Number  002-92633,  filed  on  February  28,  2003.  Incorporated  by  reference.